Acquisitions (Details Textual) - USD ($)	1 Months Ended
	Feb. 21, 2014	Sep. 30, 2015
Acquisition (Textual)
Consideration transferred		$ (1,000,000)
License and acquisition agreement, description	In exchange for such License, the Company agreed to pay to REBL: (i) $1,000,000 as a license maintenance royalty each year commencing from the second year from the date of the agreement; and (ii) 3% of the gross profit of distribution and sale of REBL products and services as an earned royalty.
Business acquisitions license period	5 years
Equity interests percentage	100.00%